Offerings - Offering: 1	Jan. 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share ("Ordinary Shares")
Maximum Aggregate Offering Price	$ 35,897,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,957.45
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.